Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 139,516	$ 92,072	$ 117,288
Additions	1,860	50,234	52,349
Reversal of allowance for doubtful accounts	(4,429)	(3,953)	(61,994)
Amount written-off against allowance	(2,586)	0	(1,113)
Transfer to assets classified as held for sale	0	0	(14,655)
Effect of deconsolidation of former subsidiaries	(12,825)	0	0
Foreign currency exchange rate effect	(2,635)	1,163	197
Ending balance	$ 118,901	$ 139,516	$ 92,072